Northern Lights Fund Trust III

RESQ Strategic Income Fund and RESQ Dynamic Allocation Fund

Incorporated herein by reference is the definitive version of the supplement for the RESQ Strategic Income Fund and the RESQ Dynamic Allocation Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 24, 2014, (SEC Accession No. 0000910472-14-005318).